Significant accounting policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Significant accounting policies

Note 2. Significant accounting policies

Basis of consolidation

The Consolidated Financial Statements incorporate the financial statements of Einride and entities controlled by the Group as at December 31, 2025. Control is achieved when the Group:

●	has power over the investee;

●	is exposed, or has rights, to variable returns from its investment with the investee; and

●	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

A subsidiary is consolidated when Einride obtains control of the subsidiary and ceases to be consolidated when Einride loses control of the subsidiary. The results of subsidiaries acquired or disposed of during the year are included in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) from the date on which Einride obtains control of the subsidiary until the date on which control of the subsidiary ceases.

Where necessary, the financial statements of subsidiaries are adjusted to bring the accounting policies used into line with those of the Group. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between Group entities are eliminated upon consolidation.

New and amended IFRS Accounting Standards that are effective for the current year

In the current year, the Group adopted IAS 21 Lack of Exchangeability, the Effects of Changes in Foreign Exchange Rates, effective January 1, 2025.The application of the amendments to IFRS Accounting Standards in the current year has had no material impact on the Group’s financial positions and performance for the current year and prior years and/or on the disclosures set out in these Consolidated Financial Statements.

New and revised IFRS Accounting Standards issued but not yet effective

At the date of authorization of these Consolidated Financial Statements, the Group has not applied the following new and amended IFRS Accounting Standards that have been issued but are not yet effective.

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments, effective for annual periods beginning on or after January 1, 2026 and Amendments to Contracts Referencing Nature-Dependent Electricity, effective for annual periods beginning on or after January 1, 2026. The Group does not expect that the adoption of the amendments will have a material impact on the Consolidated Financial Statements in future periods.

Annual Improvements to IFRS Accounting Standards - Volume 11	Amendments to the following standards, effective for annual periods beginning on or after January 1, 2026 with earlier application permitted:

● IFRS 1 First-time Adoption of International Financial Reporting Standards - Hedge accounting by a first-time adopter.

	●	IFRS 7 Financial Instruments: Disclosures - Gain or loss on derecognition.

	●	IFRS 7 Financial Instruments: Disclosures (implementation guidance only) - Disclosure of deferred difference between fair value and transaction price.

	●	IFRS 7 Financial Instruments: Disclosures (implementation guidance only) - Introduction and credit risk disclosures.

	●	IFRS 9 Financial Instruments -Lessee derecognition of lease liabilities.

	●	IFRS 9 Financial Instruments - Transaction price.

	●	IFRS 10 Consolidated Financial Statements - Determination of a ‘de facto agent’.

	●	IAS 7 Statement of Cash Flows - Cost method.

The Group does not expect that the adoption of the amendments of the Annual Improvements will have a material impact on the Consolidated Financial Statements in future periods.

IFRS 18	Presentation and Disclosure in Financial Statements, effective for annual periods beginning on or after January 1, 2027. Refer to the following consideration as below for further details.

Amendments to IFRS 19	Subsidiaries without Public Accountability: Disclosures, effective for annual periods beginning on or after January 1, 2026. The Group does not expect that the adoption of the amendments will have a material impact on the Consolidated Financial Statements in future periods.

IFRS 18 Presentation and Disclosure in Financial Statements (IFRS 18)

IFRS 18 will replace IAS 1 Presentation of Financial Statements (IAS 1). This new IFRS Accounting Standard, while carrying forward many of the requirements in IAS 1, introduces new requirements to present specified categories and defined subtotals in the Consolidated statements of Loss and Other Comprehensive Loss, provide disclosures on management-defined performance measures in the notes to the financial statements and improve aggregation and disaggregation of information to be disclosed in the financial statements. In addition, some paragraphs from IAS 1 have been moved to IAS 8 Basis of Preparation of Financial Statements and IFRS 7 Financial Instruments: Disclosures. Amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share will become effective when an entity applies IFRS 18. IFRS 18, and amendments to other standards, will be effective for annual periods beginning on or after January 1, 2027, with early application permitted. IFRS 18 requires retrospective application with specific transition provisions. The application of the new standards is expected to affect the presentation of the Consolidated Statements of Loss and Comprehensive Loss and disclosures in the future financial statements. The Group is in the process of assessing the detailed impact of IFRS 18 on its Consolidated Financial Statements.

Revenue recognition

Revenue from contracts with customers is recognized when control over the goods or services is transferred to the customer. The transaction price is the amount of consideration that is expected to be received based on the contract terms, excluding taxes. The Group generally determines stand-alone prices based on the prices charged to customers.

In determining the amount of revenue from contracts with customers, the Group evaluates whether it is a principal or an agent in the arrangement. The Group is a principal when it controls the promised goods or services before transferring them to the customer. In these circumstances, the Group recognizes revenue for the gross amount of the consideration.

The Group’s revenue is primarily derived from its Freight-Capacity-as-a-Service (“FCaaS”), which encompasses two sources of revenue across several contracts with several customers:

●	transport services, and

●	rental income.

The Group allocates the considerations from optional purchases between the lease and non-lease component of the contract by applying the expected cost-plus margin approach for estimating the stand-alone selling price of the lease and non-lease components. The transaction price for the bundled performance obligation is specified in the contract.

Many of our contracts also contain optional purchases for additional capacity or shipments above the stated monthly capacity in the contract. When such clauses exist, we evaluate whether the optional purchase for additional capacity represents a material right to the customer that it would not have received without entering into that contract. None of the Group’s contracts were concluded to provide the customer with a material right based on pricing that is substantially consistent with fixed minimum services on a per unit/shipment basis, and therefore, we recognize the additional services as a separate performance obligation when and if the customer elects it.

Transport services

The Group provides transport services performed primarily by electric vehicles, and as part of this value chain includes planning and optimization services through the Group’s software, Einride Saga, for the purpose of an integrated delivery of customer goods from point A to point B. The Group primarily enters into multi-year contracts which set out the monthly transportation specifications to be provided to the customer using the Group’s integrated transport services. The transport services generally have standard payment terms with payment occurring monthly in arrears.

The consideration in such a contract is structured on a transport capacity for which the customer pays a fixed monthly rate for the integrated delivery of transport services depending on the set up of pricing mechanism which can be per shift, tonne, and/or shipments completed.

The Group has determined that its transport services contracts consist of a series of monthly performance obligations of coordinating an electric vehicle and/or trailer for the contractually specified number of deliveries in order to meet the customer’s required service levels. Therefore, the performance obligation is met and control is considered to be transferred throughout the month as the specified number of deliveries are coordinated and executed by the Group in order to transport the customer’s goods from point A to point B. Using the output method, transport services transaction price is recognized evenly over deliveries coordinated in a given month over the life of the contract. When a transport services contract is linked to an index, the Group recognizes revenue for the applicable period based on the actual index for that annual period.

Transport services revenues typically become billable and due for payment upon completion of the specified monthly deliveries, at which point the receivable is recognized within trade receivables. When payments are made before the service is performed, the Group recognizes the resulting contract liability. Revenue attributable to transport services is recognized over time even if the customer pays for all or part of the services initially. As customer contract payment terms are monthly in arrears, there is an unconditional right to payment. As such, accrued income in the Consolidated Statements of Financial Position does not meet the definition of a contract asset.

For the years ended December 31, 2025 and 2024, the Group did not have contract assets and had an immaterial amount of contract liabilities within deferred revenue on its Consolidated Statements of Financial Position.

Rental income

Transport services contain a lease component if the contract (i) specifies a specific electric vehicle and/or trailer asset and (ii) has terms that allow the customer to exercise substantive decision-making rights, which have an economic value to the customer and therefore allow the customer to direct how and for what purpose the electric vehicle and/or trailer asset is used. The lease component in transport services contracts is recognized as an operating lease because the economic benefits and risks associated with ownership of an underlying asset are not substantially transferred to the customer. Rental income is recognized on a straight-line basis over the lease term.

Cost of sales

Cost of sales represents the cost to generate revenue from transport services and rental income. Cost of sales consist primarily of driver fees, salary and wage expenses related to transport operations, depreciation on electric vehicles and office leases, IT and software expenses and other costs directly related to the generation of income. The Group expenses all cost of sales in the period in which they are incurred.

Selling expenses

These are expenses incurred in promoting, marketing and selling products or services to customers. These include staff costs, advertising costs, professional services, IT and software expenses and other costs related to sales activities of the Group.

General and administrative expenses

These are indirect costs that the Group incurs to maintain daily operations covering functions such as management, finance, human resources, legal and back-office activities. These include staff costs, IT and software expenses, professional services, legal and court costs, depreciation and amortization, insurance and other costs related to general administrative activities of the Group.

Research and development expenses

Research and development expenses consist primarily of salary and wage expenses related to research and development, IT and software expenses, professional service expenses, depreciation and disposal of property and equipment utilized by research and development functions. These costs are not directly related to revenue and are thus not included in cost of sales. The Group expenses all research and development expenses in the period in which they are incurred.

Other operating expenses

Other operating expenses relate to salary and wage expenses not captured in the previous categories (including restructuring costs and impact from settlement with a supplier), commission costs to a third-party advisor, losses on sales of fixed assets and foreign exchange losses resulting primarily from settlement of trade receivables and payables.

Finance costs

Finance costs consist of interest expense and loan facility fees on borrowings, the unwinding of the discount on our lease liabilities, interest expenses associated with convertible debentures, interest expense on liabilities associated with cash advances, and foreign exchange losses.

Leases

The Group as lessee

The Group assesses whether the contract is or contains a lease at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability for all leases where the Group is the lessee, except for short-term leases with a lease term of less than 12-months, and low-value leases, such as computers and office equipment.

For short-term leases and low-value leases, the Group recognizes all lease payments as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. The incremental borrowing rate depends on the term and start date of the lease and is determined based on inputs including risk premium per the Group’s financing agreement with a credit institution and government bond rates.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

●	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

●	the amount expected to be payable by the lessee under residual value guarantees;

●	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

●	payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is recognized as a separate item in the Consolidated Statements of Financial Position. After the commencement date, the lease liability is measured by increasing the carrying amount to reflect the interest on the lease liability, using the effective interest method, and by decreasing the carrying amount to reflect the lease payments made. The lease liability is remeasured when there is a change in future lease payments or when the Group changes its assessment of whether it is reasonably certain to exercise an option within the contract. A corresponding adjustment is made to the carrying amount of the right-of-use asset.

The right-of-use assets are recognized as a separate item in the Consolidated Statements of Financial Position. Right-of-use assets comprise the sum of the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date plus any direct costs incurred and an estimate of costs to dismantle and remove the underlying assets or to restore the underlying assets less any incentives received prior to the commencement date. Subsequently, they are measured at cost less accumulated amortization and impairment losses.

Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the underlying asset. If the lease transfers ownership of the underlying asset to the Group or if the cost of the right-of-use asset reflects that the Group will exercise an option to purchase, the related right- of-use asset is depreciated over the useful life of the underlying asset. Amortization commences at the commencement date of the lease.

The Group applies IAS 36 Impairment of Assets to determine whether the right-of-use asset is impaired and recognizes any identified impairment as described in the policy on ‘Impairment of property, plant and equipment, intangible assets and right-of-use assets’.

The Group has adopted the IFRS 16 Leases practical expedient of not separating non-lease components from lease components and instead recognizes each lease component and all related non-lease components as a single lease component.

The Group as lessor

The Group enters into lease agreements as a lessor with respect to some of its electric vehicles and trailers. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases. All leases for which the Group is a lessor are classified as operating leases.

When the Group is an intermediate lessor, it accounts for the head lease and the sub-lease as two separate contracts. The sub-lease is classified as an operating lease by reference to the right-of-use asset arising from the head lease.

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

Foreign currencies

In preparing the Consolidated Financial Statements of the Group entities, transactions in currencies other than the entities’ functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the date of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the closing rate. Non-monetary items recognized at fair value in foreign currencies are translated at the exchange rate at the date when the fair value was calculated. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Foreign exchange gains/losses are recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) in the period in which they arise. Foreign exchange gains/losses related to operating receivables and payables are recognized under other operating income and other operating expenses and foreign exchange gains/losses arising from loans and borrowings are recognized under finance income–other and finance costs.

For the purpose of preparing the Consolidated Financial Statements, the assets and liabilities of the Group’s foreign operations are translated at the closing rate on the Consolidated Statements of Financial Position date. Income and expenses of the Group’s foreign operations are translated at the average exchange rate for the period, unless the exchange rate fluctuates significantly during that period, in which case the exchange rate at the date of the transaction is used. If any exchange differences arise, they are recognized as exchange differences on translation of foreign operations in other comprehensive income and accumulated in foreign currency translation reserve in equity.

Government grants

In accordance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance, government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attached to the grant and that the grants will be received. Government grants are recognized as income in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) under other operating income over the same period as the costs they are intended to compensate.

Government grants related to right-of-use assets and property, plant and equipment reduce the cost of the asset. These government grants are recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) over the useful life of the depreciable asset in the form of reduced depreciation.

Post-employment benefits

The Group’s post-employment benefits are comprised of defined contribution pension plans. For defined contribution pension plans, premiums are paid to a separate legal entity that manages pension plans on behalf of various employers. There is no legal obligation to pay additional contributions if this legal entity does not hold sufficient assets to pay all employee benefits. The Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual, or voluntary basis. Contributions payable are recognized in the reporting period in which services are rendered and presented within other liabilities in the Consolidated Statements of Financial Position. Payments to these plans are made on an ongoing basis in accordance with the rules of each plan. Contribution rates are unique to each employee.

Contributions to a defined contribution pension plan are recognized as an expense within the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) when employees have rendered service entitling them to the contributions.

Income tax

The income tax expense is the sum of current tax and deferred tax.

Current tax

Current tax is calculated on the taxable profit for the period. Taxable profit differs from net profit because it has been adjusted for income and expenses that are taxable or deductible in other periods and also excludes items that will never be taxable or deductible. The Group’s current tax liability is calculated at the tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is the expected tax payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet method.

Deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that the amounts can be utilized against future taxable profits.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is recovered or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets is based on how the entity expects, at the end of the reporting period, to recover or settle the carrying amount of the related asset or liability.

Deferred tax assets and liabilities are recognized on a net basis when there is a legally enforceable right to set off current tax assets against current tax liabilities and they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Deferred tax assets relating to tax loss carryforwards are only recognized to the extent that there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity.

Current tax and deferred tax for the year

Current tax and deferred tax are recognized through profit or loss, except to the extent that they relate to items recognized directly in equity, in which case current tax and deferred tax are recognized directly in equity.

Property, plant, and equipment

Land is held with the intention to build charging stations and is measured in the Consolidated Statements of Financial Position at cost, less any accumulated impairment losses. Land is not depreciated.

Property, plant, and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Property, plant, and equipment is depreciated on a straight-line basis over the following estimated useful lives.

Electric vehicles	8-years
Self-driving vehicles	5-years
Equipment, tools, fixtures and fittings	5-years
Charging equipment	5-years
IT equipment	3-years

Properties in the course of construction for production, supply or administrative purposes, or for purposes not yet determined, are carried at cost less any recognized impairment loss. Assets under construction are capitalized when it is probable that future economic benefits will flow to the entity and the cost of the asset can be measured reliably. Costs, including professional fees, are capitalized in accordance with the Group’s accounting policy. Depreciation of these assets, determined on the same basis as other property assets, commences when the assets are ready for their intended use.

Property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Intangible assets

The Group’s acquired patent intangible assets are reported at cost less accumulated amortization and accumulated impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each annual reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives are not amortized. Each period, the useful lives of such assets are reviewed to determine whether events and circumstances continue to support an indefinite useful life assessment for the asset, such events are tested for impairment in accordance with the policy below.

The Group’s patents are amortized over their estimated useful life, which is 5 years. The carrying amount of the patent was immaterial for the years ended December 31, 2025 and 2024. The amortization charge for the patents for the years ended December 31, 2025 and 2024 was immaterial.

Impairment of property, plant and equipment, intangible assets and right-of-use assets

At the end of each reporting period, the Group evaluates the carrying amounts of its property, plant and equipment, intangible assets, and right-of-use assets to determine whether there is any indication that those assets may be impaired. The Group is required to assess if there are any indications of impairment at the end of each reporting period. If there are indications of impairment, the recoverable amount of the asset is calculated to determine any impairment loss. If the asset does not generate cash flows that are largely independent of the cash flows from other assets or groups of assets, the recoverable amount of the cash-generating unit (CGU) to which the asset belongs is calculated. When a reasonable and consistent basis for allocation can be identified, common assets are allocated to each CGU, or to the smallest group of CGUs for which a reasonable and consistent basis can be identified. The Group has identified three CGUs consisting of the assets Connected Electric Truck North America, Connected Electric Truck EMEA and Autonomous Electric Truck.

The recoverable amount is the higher of its fair value less costs to sell and its value in use. In calculating the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss).

Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years.

A reversal of an impairment loss is recognized immediately in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years. Any increase in excess of this amount is treated as a revaluation increase.

Fair value measurements

The group measures certain financial assets and liabilities at fair value at each balance sheet date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy, based on the extent to which the inputs to the fair value measurement are observable, for disclosure of fair value measurements as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has access to at the measurement date.

●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 inputs are unobservable inputs for the asset or liability.

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item.

Transfers of items between levels are recognized in the period they occur. No such transfers took place in either period.

Financial instruments

Financial assets and financial liabilities are recognized in the Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities on initial recognition.

Financial assets

The Group’s financial assets comprise cash, trade receivables and other receivables, deposits relating primarily to leases of premises, accrued income and derivatives with a positive fair value. All recognized financial assets are subsequently measured at either amortized cost or fair value depending on the classification of the assets and the nature of the cash flows.

Classification of financial assets

Debt instruments that are assets and meet the following conditions are measured after initial recognition at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All other financial assets are measured at fair value through Consolidated Statements of Loss and Other Comprehensive Income/(Loss).

Amortized cost and effective interest method

The amortized cost of a financial asset is the amount at which the financial asset is initially measured less repayments of principal, plus the cumulative amortization using the effective interest method of any difference between the original amount and the amount at maturity, and, for financial assets adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of the financial asset before adjustment for any loss allowance.

For financial debt instruments measured at amortized cost, interest income or expense is recognized using the effective interest method, applying the effective interest rate to the instrument’s amortized cost.

Impairment of financial assets

The Group recognizes lifetime expected credit losses of trade receivables and accrued income through other operating expenses in accordance with the simplified approach as permitted by IFRS 9 Financial Instruments. The Group has not recorded any material expected credit losses in either period.

For all other financial assets, cash and deposits, the Group recognizes lifetime expected credit losses when there has been a significant increase in credit risk since initial recognition. If there has not been a significant increase in credit risk since initial recognition, the Group measures the loss allowance for the financial asset at an amount equal to 12-months of expected credit losses. The model takes into account the time value of money and the expectation of forward-looking factors. The Group applies the low-risk exemption and lifetime expected credit losses are calculated when the asset is judged to be non-investment grade (or equivalent) based on internal or external ratings.

The gross carrying amount of a financial asset is credit impaired when the Group has no reasonable expectation of recovering all or part of the asset. The Group makes an individual judgment as to the timing and amount of impairment losses, based on current information and whether there is a reasonable expectation of recovery. The Group does not expect to recover any significant amounts from the impaired amount. However, financial assets that are impaired may still be subject to enforcement action in order to comply with the Group’s process for recovering amounts due.

Write-off policy

The Group writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over 2-years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in other operating expenses.

Restricted cash

At the end of December 2024 after the senior loan facility was terminated, several bank accounts were technically restricted for the Group, as the Group didn’t have access to the accounts or as the agreement stipulated for what type of transactions that account was intended for, the Group treated them as restricted cash as of December 31, 2024. The Group didn’t enter any senior loan facility in 2025 and as of December 31, 2025, there are no restricted cash balances.

Factoring Facility

As described further in Note 25 Financial instruments, the Group entered an agreement during the second half of 2024 with a financial institution to monetize customer invoices that are both outstanding and those that are contracted with customers for up to 8-months in the future. The Group receives the full amount of cash associated with the outstanding or future invoices and subsequently pays a fee for that service to the factoring entity. As there is no recourse associated with the factored invoices, the Group derecognizes the outstanding invoices purchased as management has assessed that all risks and rewards inherent in the receivables are transferred at sale. The cash received from the financial institution for outstanding receivables classified as cash flows from operations. For future invoices that are factored and the services have not yet been provided to the customer, the Group records these amounts as liabilities associated with cash advances in the Consolidated Statements of Financial Position and the associated cash flows are classified as financing activities within the change in factoring facility financial statement caption.

Financial liabilities and equity

Classification of debt or equity instruments

Debt and equity instruments are classified as either financial liabilities or equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any form of contract that provides a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the amount received, excluding direct issuance costs. Repurchases of the Group’s own equity instruments are recognized directly in equity. No gain or loss is recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) on the purchase, sale, issue, or cancellation of the Group’s own equity instruments.

A derivative with own equity as underlying is classified as equity only when it settles through the exchange of a fixed number of shares for a fixed amount in the functional currency of the entity.

Financial liabilities

All financial liabilities are measured at amortized cost using the effective interest method or at fair value through the Consolidated Statements of Loss and Other Comprehensive Income/(Loss). The Group’s financial liabilities comprise loans and borrowings, trade and other payables, debentures, and derivatives with a negative fair value.

Financial liabilities at fair value through profit or loss

Financial liabilities are measured at fair value through profit or loss when the financial liability is a contingent consideration or held for trading. A financial liability is classified as held for trading if it is a derivative.

Financial liabilities measured at amortized cost

Financial liabilities that are not contingent consideration recognized by an acquirer in a business combination or held for trading are measured at amortized cost using the effective interest method. When a longer-term agreement is established with a supplier, resulting in payment terms extending beyond 12 months and is not expected to be settled within 12 months, the corresponding trade payables are classified as non-current trade payables. For such non-current trade payables, the fair value at initial recognition is determined by discounting future cash payments to their present value, where the effect of discounting is material.

The effective interest method is the method used to calculate the amortized cost of financial liabilities and to allocate and recognize interest income or interest expense in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) for the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts or payments (including transaction costs and any other premiums or discounts) through the expected life of the financial liability, or (when applicable) through a period shorter than the expected life, to the amortized cost of the financial liability.

Derecognition of financial liabilities from the Consolidated Statements of Financial Position

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled, or expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid is recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss).

Convertible debentures

Convertible debentures can be converted into shares by the counterparty exercising its option to convert the debt into shares. The Group’s convertible debentures are recognized as a hybrid financial instrument split into a host liability component and a derivative component (embedded derivative). At the date of issue, the host liability component is measured at the fair value of a similar liability that is not convertible or has a similar derivative component. Subsequent to the issuance date, the host liability component is measured at amortized cost using the effective interest method. At issue date and in subsequent accounting, the derivative component is measured at fair value through profit or loss using generally accepted valuation techniques. The derivative component is classified and presented as under other financial liabilities as of December 31, 2025. An embedded derivative is presented as a current asset or current liability if the remaining maturity of the hybrid instrument to which the embedded derivative relates is less than or equal to 12 months and is expected to be realized or settled within 12 months.

Derivative financial instruments

The Group may enter into contracts with derivative instruments including warrants and contracts with an embedded derivative component including convertible debentures with a conversion feature.

Derivatives are initially recognized at fair value on the date the derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. The gain or loss is recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) immediately.

A derivative with a positive fair value is recognized as a financial asset under other financial assets, while a derivative with a negative fair value is recognized as a financial liability under other financial liabilities. Derivatives are not offset in the Consolidated Financial Statements unless the Group has both the legal right and the intention to settle the items on a net basis. A derivative is presented as a non-current financial asset or liability if the remaining maturity of the instrument is more than 12-months, and the asset or liability is not expected to be realized or settled within 12-months. Other derivatives are presented as current assets or current liabilities.

More information on derivative instruments is provided in Note 25 Financial instruments.

Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments granted at the grant date. The fair value excludes the effect of non-market vesting conditions. Details of the determination of the fair value of equity-settled share-based payment transactions are described in Note 27 Share-based payments.

For options and warrants granted without consideration to employees, and others providing similar services, the fair value determined at the grant date of equity-settled share-based payment transactions is recognized over the vesting period, based on the Group’s estimate of the number of equity instruments that are expected to vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.

Any effect of the change in the original estimates is recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(Loss) so that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.

For warrants acquired at market value by employees, and others providing similar services, participants are required to pay the fair value to subscribe for their warrants; accordingly, no fair value expense requires recognition.

Provisions

Provisions for employee incentive schemes relate to employer social security contributions on taxable equity-settled schemes. For all taxable schemes, the Group is liable to pay employer social security contributions upon exercise of the share awards. Taxable schemes refer to warrants granted to participants in certain jurisdictions. For more details on the warrant scheme, refer to Note 27 Share-based payments.

Contingent liabilities and contingent assets

A contingent liability is:

●	a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group; or

●	a present obligation that arises from past events but is not recognized because:

(i)	It is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or

(ii)	The amount of the obligation cannot be measured with sufficient reliability.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

Contingent liabilities and assets are not recognized on the Consolidated Statements of Financial Position.